Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended		120 Months Ended	124 Months Ended	279 Months Ended	354 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%	[1]	14.29%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	17.91%	[1]	9.78%
Lipper Mid-Cap Value Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	8.99%	10.56%	18.88%	[1]	9.23%
T. Rowe Price Mid-Cap Value Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	6.12%	11.81%			11.04%
Performance Inception Date								Jun. 28, 1996
T. Rowe Price Mid-Cap Value Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.70%	9.24%			8.92%
T. Rowe Price Mid-Cap Value Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.42%	8.91%			8.52%
T. Rowe Price Mid-Cap Value Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	6.27%	11.97%			11.20%
Performance Inception Date						Aug. 28, 2015
T. Rowe Price Mid-Cap Value Fund, Inc. - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	5.88%	11.53%			10.75%
Performance Inception Date							Sep. 30, 2002
T. Rowe Price Mid-Cap Value Fund, Inc. - R Class
Prospectus [Line Items]
Average Annual Return, Percent	5.59%	11.25%			10.48%
Performance Inception Date							Sep. 30, 2002
T. Rowe Price Mid-Cap Value Fund, Inc. - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	6.98%	12.71%	20.76%
Performance Inception Date			Mar. 16, 2020

[1]	Return since 3/16/20.